RIVER OAK DISCOVERY FUND
RIVER OAK DISCOVERY FUND SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RIVER OAK DISCOVERY FUND RIVER OAK DISCOVERY FUND SHARES
Management Fees	0.90%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.50%
Less Fee Waivers and Expense Reimbursements	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%
[1]	Oak Associates, ltd. (the "Adviser") has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, that you reinvest all dividends and distributions, and that the contractual fee waiver/expense reimbursement is in place for the first year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND SHARES | USD ($)	137	459	804	1,778

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts ("ADRs"). The Fund will invest in small cap companies and, to a lesser extent, in larger companies. The Fund considers small cap companies to include any company that has less than a $3 billion market capitalization at the time of acquisition.

The Adviser utilizes a combined approach of "top-down" analysis and "bottom-up" stock selection. The "top-down" approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its "bottom-up" stock selection, the Adviser then looks for individual companies with earnings growth potential that should exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company's specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser's investment strategy often involves overweighting the Fund's position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund's benchmark.

The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among similar companies.

Principal Risks of Investing in the Fund

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
27.46%	-22.74%
6/30/2009	9/30/2011

Average Annual Total Returns
This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of the Russell 2000® Growth Total Return Index.
Average Annual Total Returns - RIVER OAK DISCOVERY FUND		1 Year	5 Years	10 Years
RIVER OAK DISCOVERY FUND SHARES		(13.86%)	1.85%	11.07%
RIVER OAK DISCOVERY FUND SHARES | After Taxes on Distributions	[1]	(16.77%)	(0.31%)	9.65%
RIVER OAK DISCOVERY FUND SHARES | After Taxes on Distributions and Sales	[1]	(5.89%)	1.28%	9.10%
Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)		(9.31%)	5.13%	13.52%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

The Fund's inception date is 6/30/05.